Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 1,446	$ 584
Restricted cash and cash equivalents	54	120
Trade and other receivables, net	526	468
Inventories, net	116	113
Other current assets	193	114
Assets held for sale	0	4,765
Total current assets	2,336	6,165
Systems, equipment and other assets related to contracts, net	678	581
Property, plant and equipment, net	90	85
Operating lease right-of-use assets	92	102
Goodwill	2,707	2,650
Intangible assets, net	125	89
Other non-current assets	3,130	606
Total non-current assets	6,822	4,113
Total assets	9,158	10,278
Current liabilities:
Accounts payable	766	718
Current portion of long-term debt	118	208
Payable to ADM	1,680	0
Other current liabilities	508	619
Liabilities held for sale	0	1,142
Total current liabilities	3,072	2,687
Long-term debt, less current portion	4,060	5,153
Deferred income taxes	208	170
Operating lease liabilities	72	83
Other non-current liabilities	156	125
Total non-current liabilities	4,496	5,530
Total liabilities	7,568	8,217
Commitments and contingencies
Number Of Authorized Shares Not Disclosed	true	true
Shareholders’ equity
Common stock, par value $0.10 per share; 210 shares issued and 187 shares outstanding at December 31, 2025; 209 shares issued and 202 shares outstanding at December 31, 2024	$ 21	$ 21
Additional paid-in capital	1,153	1,931
Retained deficit	(513)	(660)
Treasury stock, at cost; 23 shares and 7 shares at December 31, 2025 and December 31, 2024, respectively	(413)	(156)
Accumulated other comprehensive income	628	516
Total Brightstar Lottery PLC’s shareholders’ equity	875	1,652
Non-controlling interests	715	409
Total shareholders’ equity	1,590	2,061
Total liabilities and shareholders’ equity	$ 9,158	$ 10,278